Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of summary of Company's stock option activity
				Weighted average
	Number of shares			exercise price
	December 31			December 31
	2014	2013	2012	2014	2013	2012
Outstanding, beginning of year	126,286	232,947	297,962	$23.21	$22.82	$21.61
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited or expired	(29,805)	(106,661)	(65,015)	25.75	22.37	17.26

Outstanding, end of year	96,481	126,286	232,947	$22.42	$23.21	$22.82

Exercisable, end of year	85,160	111,188	213,878	$22.82	$23.49	$22.90